Income Tax (Details) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
US federal income tax rate to the income taxes
Income tax expense - current
Income tax expense - deferred	203,202	240,420	305,246	179,646
Total	$ 203,186	$ 240,428	$ 305,246	$ 179,647